Fair Value Measurements - Summary of Significant Unobservable Inputs (Detail) - Discounted Cash Flows [Member] - Guarantees [Member]	Dec. 31, 2020	Dec. 31, 2019
Discount Rates [Member] | Weighted Average [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, rates	0.0604	0.0435
Expected Delinquency Rates [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, rates	0.2257	0.0757
Expected Delinquency Rates [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, rates	0.2303	0.1020